Financial Assets Delivered as Guarantee	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Financial Assets Delivered as Guarantee
11	FINANCIAL ASSETS DELIVERED AS GUARANTEE
The composition of financial assets delivered as guarantee as of December 31, 2021 and 2020 is as follows:

Composition	Carrying amount
	12/31/2021	12/31/2020
For transactions with the BCRA	15,525,187	18,174,500
For guarantee deposits	2,439,070	2,348,447
For securities forward contracts		1,050,173

Total	17,964,257	21,573,120

The Bank’s Management considers there shall be no losses due to the restrictions on the above listed financial assets.